Equity - Summary of dividend distribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Net income for the year	R$ 2,081,489	R$ 1,089,484	R$ 465,330
Total dividends		500,000	200,000
At January 1	0	0	125,000
Amount recognized in the year		500,000	200,000
Dividends paid to owners of the parent	R$ 0	(500,000)	(325,000)
At December 31		R$ 0	R$ 0